Segment Information_Operating Segments(Details) $ in Thousands, ₩ in Millions		12 Months Ended
		Dec. 31, 2020 KRW (₩)		Dec. 31, 2020 USD ($)	Dec. 31, 2019 KRW (₩)		Dec. 31, 2018 KRW (₩)	Dec. 31, 2020 USD ($)
Disclosure Of Operating Segments Line Items [Line Items]
Operating revenues from external customers		₩ 12,492,642			₩ 11,431,851		₩ 10,859,687
Intersegment operating revenues (expenses)		0			0
Sub-total		12,492,642			11,431,851
Net interest income	[1]	9,722,274		$ 8,951,463	9,196,787		8,904,928
Interest income	[1]	14,485,747		13,337,275	14,639,187		13,734,569
Interest expense	[1]	(4,763,473)		(4,385,812)	(5,442,400)		(4,829,641)
Net fee and commission income (expense)	[1]	2,958,939		2,724,346	2,355,004		2,243,376
Fee and commission income	[1]	4,527,024		4,168,109	3,879,247		3,717,720
Fee and commission expense	[1]	(1,568,085)		(1,443,763)	(1,524,243)		(1,474,344)
Net insurance income (expenses)	[1]	299,993		276,209	299,512		490,116
Insurance income	[1]	14,386,640		13,246,025	12,317,182		11,975,070
Insurance expense	[1]	(14,086,647)		(12,969,816)	(12,017,670)		(11,484,954)
Net gains (losses) on financial instruments at fair value through profit or loss	[1]	1,011,366		931,182	643,872		351,303
Net other operating income (expenses)	[1]	(1,499,930)		(1,381,011)	(1,063,324)		(1,130,036)
General and administrative expenses	[1]	(6,833,152)		(6,291,399)	(6,271,017)		(5,918,512)
Operating profit before provision for credit losses	[1]	5,659,490		5,210,790	5,160,834		4,941,175
Reversal (provision) for credit losses	[1],[2]	(1,043,498)		(960,767)	(670,185)		(673,694)
Net operating income	[1]	4,615,992		4,250,023	4,490,649		4,267,481
Share of profit (loss) of associates and joint ventures	[1],[2]	(43,750)		(40,281)	16,451		24,260
Net other non-operating income (expenses)	[1]	189,390		174,374	26,886		9,791
Segment profits before income tax	[1]	4,761,632		4,384,116	4,533,986		4,301,532
Income tax expense	[1]	(1,259,351)		(1,159,506)	(1,220,787)		(1,239,586)
Profit for the year	[1],[2],[3]	3,502,281		3,224,610	3,313,199		3,061,946
Profit attributable to shareholders of the Parent Company	[1]	3,455,151		3,181,217	3,311,828		3,061,191
Profit (loss) attributable to non-controlling interests	[1]	47,130		$ 43,393	1,371		755
Total assets		610,672,192	[4]		518,538,117	[4]		$ 562,256,302
Total liabilities		567,310,733	[4]		479,418,792	[4]		$ 522,332,667
Banking business
Disclosure Of Operating Segments Line Items [Line Items]
Operating revenues from external customers		7,550,348			6,946,626		6,579,169
Intersegment operating revenues (expenses)		286,317			372,442
Sub-total		7,836,665			7,319,068
Net interest income		6,754,766			6,363,787
Interest income		10,456,165			10,779,948
Interest expense		(3,701,399)			(4,416,161)
Net fee and commission income (expense)		1,067,922			1,133,296
Fee and commission income		1,449,687			1,483,362
Fee and commission expense		(381,765)			(350,066)
Net insurance income (expenses)		0			0
Insurance income		0			0
Insurance expense		0			0
Net gains (losses) on financial instruments at fair value through profit or loss		244,183			422,624
Net other operating income (expenses)		(230,206)			(600,639)
General and administrative expenses		(4,201,346)			(3,887,419)
Operating profit before provision for credit losses		3,635,319			3,431,649
Reversal (provision) for credit losses		(484,182)			(103,530)
Net operating income		3,151,137			3,328,119
Share of profit (loss) of associates and joint ventures		(48,158)			29,240
Net other non-operating income (expenses)		28,844			(38,887)
Segment profits before income tax		3,131,823			3,318,472
Income tax expense		(812,304)			(879,393)
Profit for the year		2,319,519			2,439,079
Profit attributable to shareholders of the Parent Company		2,298,195			2,439,079
Profit (loss) attributable to non-controlling interests		21,324			0
Total assets	[4]	438,444,114			387,425,038
Total liabilities	[4]	408,036,040			358,420,805
Corporate Banking
Disclosure Of Operating Segments Line Items [Line Items]
Operating revenues from external customers		2,833,601			2,375,800
Intersegment operating revenues (expenses)		178,199			204,476
Sub-total		3,011,800			2,580,276
Net interest income		3,238,002			2,844,880
Interest income		4,899,943			4,642,555
Interest expense		(1,661,941)			(1,797,675)
Net fee and commission income (expense)		363,459			349,393
Fee and commission income		480,190			459,879
Fee and commission expense		(116,731)			(110,486)
Net insurance income (expenses)		0			0
Insurance income		0			0
Insurance expense		0			0
Net gains (losses) on financial instruments at fair value through profit or loss		(52,493)			(2,526)
Net other operating income (expenses)		(537,168)			(611,471)
General and administrative expenses		(1,555,089)			(1,241,721)
Operating profit before provision for credit losses		1,456,711			1,338,555
Reversal (provision) for credit losses		(204,302)			125,919
Net operating income		1,252,409			1,464,474
Share of profit (loss) of associates and joint ventures		0			0
Net other non-operating income (expenses)		5,490			(262)
Segment profits before income tax		1,257,899			1,464,212
Income tax expense		(339,728)			(404,426)
Profit for the year		918,171			1,059,786
Profit attributable to shareholders of the Parent Company		917,956			1,059,786
Profit (loss) attributable to non-controlling interests		215			0
Total assets	[4]	164,323,181			139,496,393
Total liabilities	[4]	167,236,387			142,063,122
Retail Banking
Disclosure Of Operating Segments Line Items [Line Items]
Operating revenues from external customers		2,918,826			2,979,503
Intersegment operating revenues (expenses)		0			0
Sub-total		2,918,826			2,979,503
Net interest income		3,178,280			3,148,061
Interest income		4,519,579			4,872,937
Interest expense		(1,341,299)			(1,724,876)
Net fee and commission income (expense)		406,603			471,869
Fee and commission income		529,178			577,845
Fee and commission expense		(122,575)			(105,976)
Net insurance income (expenses)		0			0
Insurance income		0			0
Insurance expense		0			0
Net gains (losses) on financial instruments at fair value through profit or loss		0			0
Net other operating income (expenses)		(666,057)			(640,427)
General and administrative expenses		(2,072,515)			(1,982,375)
Operating profit before provision for credit losses		846,311			997,128
Reversal (provision) for credit losses		(264,943)			(235,995)
Net operating income		581,368			761,133
Share of profit (loss) of associates and joint ventures		0			0
Net other non-operating income (expenses)		0			0
Segment profits before income tax		581,368			761,133
Income tax expense		(159,876)			(209,311)
Profit for the year		421,492			551,822
Profit attributable to shareholders of the Parent Company		421,492			551,822
Profit (loss) attributable to non-controlling interests		0			0
Total assets	[4]	161,330,053			147,468,173
Total liabilities	[4]	176,571,944			161,834,984
Other Banking Services
Disclosure Of Operating Segments Line Items [Line Items]
Operating revenues from external customers		1,797,921			1,591,323
Intersegment operating revenues (expenses)		108,118			167,966
Sub-total		1,906,039			1,759,289
Net interest income		338,484			370,846
Interest income		1,036,643			1,264,456
Interest expense		(698,159)			(893,610)
Net fee and commission income (expense)		297,860			312,034
Fee and commission income		440,319			445,638
Fee and commission expense		(142,459)			(133,604)
Net insurance income (expenses)		0			0
Insurance income		0			0
Insurance expense		0			0
Net gains (losses) on financial instruments at fair value through profit or loss		296,676			425,150
Net other operating income (expenses)		973,019			651,259
General and administrative expenses		(573,742)			(663,323)
Operating profit before provision for credit losses		1,332,297			1,095,966
Reversal (provision) for credit losses		(14,937)			6,546
Net operating income		1,317,360			1,102,512
Share of profit (loss) of associates and joint ventures		(48,158)			29,240
Net other non-operating income (expenses)		23,354			(38,625)
Segment profits before income tax		1,292,556			1,093,127
Income tax expense		(312,700)			(265,656)
Profit for the year		979,856			827,471
Profit attributable to shareholders of the Parent Company		958,747			827,471
Profit (loss) attributable to non-controlling interests		21,109			0
Total assets	[4]	112,790,880			100,460,472
Total liabilities	[4]	64,227,709			54,522,699
Securities
Disclosure Of Operating Segments Line Items [Line Items]
Operating revenues from external customers		1,448,409			1,113,200		997,898
Intersegment operating revenues (expenses)		(6,366)			(18,795)
Sub-total		1,442,043			1,094,405
Net interest income		510,566			529,888
Interest income		820,100			852,153
Interest expense		(309,534)			(322,265)
Net fee and commission income (expense)		916,758			580,435
Fee and commission income		1,037,545			683,600
Fee and commission expense		(120,787)			(103,165)
Net insurance income (expenses)		0			0
Insurance income		0			0
Insurance expense		0			0
Net gains (losses) on financial instruments at fair value through profit or loss		117,792			(103,815)
Net other operating income (expenses)		(103,073)			87,897
General and administrative expenses		(844,503)			(757,276)
Operating profit before provision for credit losses		597,540			337,129
Reversal (provision) for credit losses		(23,827)			(14,366)
Net operating income		573,713			322,763
Share of profit (loss) of associates and joint ventures		3,598			(103)
Net other non-operating income (expenses)		4,472			30,518
Segment profits before income tax		581,783			353,178
Income tax expense		(156,135)			(95,271)
Profit for the year		425,648			257,907
Profit attributable to shareholders of the Parent Company		425,622			257,893
Profit (loss) attributable to non-controlling interests		26			14
Total assets	[4]	57,570,654			47,816,512
Total liabilities	[4]	52,516,488			43,131,858
Non-life Insurance
Disclosure Of Operating Segments Line Items [Line Items]
Operating revenues from external customers		1,027,269			1,185,600		1,183,394
Intersegment operating revenues (expenses)		5,976			(54,160)
Sub-total		1,033,245			1,131,440
Net interest income		615,951			616,378
Interest income		616,852			617,617
Interest expense		(901)			(1,239)
Net fee and commission income (expense)		(171,220)			(152,597)
Fee and commission income		8,571			11,095
Fee and commission expense		(179,791)			(163,692)
Net insurance income (expenses)		376,827			415,112
Insurance income		12,367,894			11,375,543
Insurance expense		(11,991,067)			(10,960,431)
Net gains (losses) on financial instruments at fair value through profit or loss		259,274			265,187
Net other operating income (expenses)		(47,587)			(12,640)
General and administrative expenses		(829,263)			(843,800)
Operating profit before provision for credit losses		203,982			287,640
Reversal (provision) for credit losses		7,569			12,959
Net operating income		211,551			300,599
Share of profit (loss) of associates and joint ventures		(42)			(21)
Net other non-operating income (expenses)		16,142			26,490
Segment profits before income tax		227,651			327,068
Income tax expense		(63,778)			(92,381)
Profit for the year		163,873			234,687
Profit attributable to shareholders of the Parent Company		163,884			234,326
Profit (loss) attributable to non-controlling interests		(11)			361
Total assets	[4]	39,078,117			36,552,368
Total liabilities	[4]	35,086,458			32,689,460
Credit Card
Disclosure Of Operating Segments Line Items [Line Items]
Operating revenues from external customers		1,538,230			1,470,910		1,524,695
Intersegment operating revenues (expenses)		(183,480)			(209,874)
Sub-total		1,354,750			1,261,036
Net interest income		1,265,703			1,230,288
Interest income		1,631,520			1,581,178
Interest expense		(365,817)			(350,890)
Net fee and commission income (expense)		400,485			261,829
Fee and commission income		1,485,718			1,406,273
Fee and commission expense		(1,085,233)			(1,144,444)
Net insurance income (expenses)		13,283			15,748
Insurance income		23,989			28,874
Insurance expense		(10,706)			(13,126)
Net gains (losses) on financial instruments at fair value through profit or loss		5,904			371
Net other operating income (expenses)		(330,625)			(247,200)
General and administrative expenses		(514,845)			(441,921)
Operating profit before provision for credit losses		839,905			819,115
Reversal (provision) for credit losses		(396,376)			(439,765)
Net operating income		443,529			379,350
Share of profit (loss) of associates and joint ventures		1,127			1,106
Net other non-operating income (expenses)		(6,636)			3,362
Segment profits before income tax		438,020			383,818
Income tax expense		(114,027)			(67,262)
Profit for the year		323,993			316,556
Profit attributable to shareholders of the Parent Company		324,662			316,545
Profit (loss) attributable to non-controlling interests		(669)			11
Total assets	[4]	24,071,645			22,990,115
Total liabilities	[4]	19,789,959			18,925,195
Life Insurance
Disclosure Of Operating Segments Line Items [Line Items]
Operating revenues from external customers		237,416			107,404		113,238
Intersegment operating revenues (expenses)		(9,655)			(22,742)
Sub-total		227,761			84,662
Net interest income		260,925			159,248
Interest income		261,056			159,463
Interest expense		(131)			(215)
Net fee and commission income (expense)		(18,059)			(16,792)
Fee and commission income		98			239
Fee and commission expense		(18,157)			(17,031)
Net insurance income (expenses)		(91,410)			(122,295)
Insurance income		2,026,052			942,662
Insurance expense		(2,117,462)			(1,064,957)
Net gains (losses) on financial instruments at fair value through profit or loss		71,350			66,773
Net other operating income (expenses)		4,955			(2,272)
General and administrative expenses		(152,271)			(66,514)
Operating profit before provision for credit losses		75,490			18,148
Reversal (provision) for credit losses		472			3,084
Net operating income		75,962			21,232
Share of profit (loss) of associates and joint ventures		1			0
Net other non-operating income (expenses)		(16,270)			(30)
Segment profits before income tax		59,693			21,202
Income tax expense		(27,167)			(5,238)
Profit for the year		32,526			15,964
Profit attributable to shareholders of the Parent Company		32,526			15,964
Profit (loss) attributable to non-controlling interests		0			0
Total assets	[4]	35,546,572			9,801,904
Total liabilities	[4]	32,524,518			9,186,567
Others
Disclosure Of Operating Segments Line Items [Line Items]
Operating revenues from external customers		690,970			608,111		₩ 461,293
Intersegment operating revenues (expenses)		324,910			124,857
Sub-total		1,015,880			732,968
Net interest income		314,832			296,512
Interest income		726,668			687,823
Interest expense		(411,836)			(391,311)
Net fee and commission income (expense)		776,282			541,343
Fee and commission income		871,499			617,622
Fee and commission expense		(95,217)			(76,279)
Net insurance income (expenses)		0			0
Insurance income		0			0
Insurance expense		0			0
Net gains (losses) on financial instruments at fair value through profit or loss		396,626			137,680
Net other operating income (expenses)		(471,860)			(242,567)
General and administrative expenses		(405,530)			(373,919)
Operating profit before provision for credit losses		610,350			359,049
Reversal (provision) for credit losses		(148,127)			(128,331)
Net operating income		462,223			230,718
Share of profit (loss) of associates and joint ventures		553			7,201
Net other non-operating income (expenses)		40,927			34,644
Segment profits before income tax		503,703			272,563
Income tax expense		(97,268)			(90,366)
Profit for the year		406,435			182,197
Profit attributable to shareholders of the Parent Company		404,381			179,783
Profit (loss) attributable to non-controlling interests		2,054			2,414
Total assets	[4]	47,408,052			42,140,936
Total liabilities	[4]	21,598,232			18,675,585
Adjustments For Reportable Segments
Disclosure Of Operating Segments Line Items [Line Items]
Operating revenues from external customers		0			0
Intersegment operating revenues (expenses)		(417,702)			(191,728)
Sub-total		(417,702)			(191,728)
Net interest income		(469)			686
Interest income		(26,614)			(38,995)
Interest expense		26,145			39,681
Net fee and commission income (expense)		(13,229)			7,490
Fee and commission income		(326,094)			(322,944)
Fee and commission expense		312,865			330,434
Net insurance income (expenses)		1,293			(9,053)
Insurance income		(31,295)			(29,897)
Insurance expense		32,588			20,844
Net gains (losses) on financial instruments at fair value through profit or loss		(83,763)			(144,948)
Net other operating income (expenses)		(321,534)			(45,903)
General and administrative expenses		114,606			99,832
Operating profit before provision for credit losses		(303,096)			(91,896)
Reversal (provision) for credit losses		973			(236)
Net operating income		(302,123)			(92,132)
Share of profit (loss) of associates and joint ventures		(829)			(20,972)
Net other non-operating income (expenses)		121,911			(29,211)
Segment profits before income tax		(181,041)			(142,315)
Income tax expense		11,328			9,124
Profit for the year		(169,713)			(133,191)
Profit attributable to shareholders of the Parent Company		(194,119)			(131,762)
Profit (loss) attributable to non-controlling interests		24,406			(1,429)
Total assets	[4]	(31,446,962)			(28,188,756)
Total liabilities	[4]	₩ (2,240,962)			₩ (1,610,678)

[1]	The consolidated statements of comprehensive income for the years ended December 31, 2020 and 2019 are prepared in accordance with IFRS 16, and the comparatives for the year ended December 31, 2018 has not been restated.
[2]	The consolidated statements of cash flows for the years ended December 31, 2019 and 2020 are prepared in accordance with IFRS 16, and the comparatives for the year ended December 31, 2018 has not been restated.
[3]	The consolidated statements of changes in equity for the years ended December 31, 2019 and 2020 are prepared in accordance with IFRS 16, and the comparatives for the year ended December 31, 2018 has not been restated.
[4]	Assets and liabilities of the reporting segments are amounts before intersegment transactions.